Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Summary of equity

Total equity
In EUR million	30 June 2024	31 December 2023
Share capital and share premium
- Share capital	33	35
- Share premium	17,116	17,116
	17,149	17,151

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,628	1,152
- Revaluation reserve: Debt instruments at FVOCI	-320	-280
- Revaluation reserve: Cash flow hedge	-2,264	-2,058
- Revaluation reserve: Credit liability	22	31
- Revaluation reserve: Property in own use	170	178
- Net defined benefit asset/liability remeasurement reserve	-300	-317
- Currency translation reserve	-2,203	-2,527
- Share of associates and joint ventures and other reserves	2,750	3,047
- Treasury shares	-1,024	-1,994
	-1,542	-2,767

Retained earnings	39,081	40,299

Shareholders’ equity (parent)	54,689	54,684
Non-controlling interests	816	944
Total equity	55,505	55,628

Summary of treasury shares

Changes in treasury shares
	In EUR million		Number x 1,000
	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	-1,994	-1,205	154,571	107,395
Purchased/sold for trading purposes	2	-7	-279	464
Purchased under staff share plans	-43	-42	3,319	3,156
Distributed under staff share plans	43	41	-3,316	-3,106
Purchased Share buyback programme	-1,533	-3,482	104,196	275,013
Cancelled Share buyback programme	2,500	2,701	-194,813	-228,350
Closing balance	-1,024	-1,994	63,678	154,571